FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	Dec. 31, 2023	Jan. 31, 2023	Jan. 01, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted short-term marketable securities	$ 1,403,000		$ 968,000
Short-term securities	0		76,000,000
Short-term securities interest rate		3.65%
Equity investments without readily determinable fair value	4,000,000		4,000,000
Recurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value disclosure	16,611,000		35,364,000
Financial liabilities fair value disclosure	2,456,000		5,318,000
Level 3 | Recurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value disclosure	0		0
Financial liabilities fair value disclosure	$ 0		$ 0